Income Tax and Social Contribution - Summary of Tax Expense Reconciliation (Detail) - BRL (R$) R$ in Thousands	7 Months Ended	12 Months Ended
	Aug. 07, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before income tax and social contribution		R$ 131,150	R$ 77,415	R$ (349,945)
Income tax and social contribution at nominal rates		44,591	26,321	(118,981)
Tax effect:
Tax incentives		0	118	0
Other non-deductible additions and exclusions		(2,931)	(410)	0
Others		(90)	(27)	18
Income tax and social contribution		R$ 86,683	R$ (25,387)	R$ 119,981
Income tax and social contribution at nominal rates		(34.00%)	(34.00%)	(34.00%)
Boa Vista Servicos S.A [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit before income tax and social contribution	R$ 167,087		R$ 338,207
Income tax and social contribution at nominal rates	(56,810)		(114,990)
Tax effect:
Tax incentives	7,844		29,708
Interest on net equity			45,826
Gain on loss of control of subsidiary	(6,511)
Other non-deductible additions and exclusions	(2,578)		(1,025)
Joint venture - equity method	(1,023)
Others	14		24
Income tax and social contribution	R$ (59,064)		R$ (40,457)	R$ (60,959)
Income tax and social contribution at nominal rates	(34.00%)		(34.00%)
Tax effect:
Tax incentives	4.69%		8.78%
Interest on net equity			13.55%
Gain on loss of control of subsidiary	(3.90%)
Other non-deductible additions and exclusions	(1.54%)		(0.30%)
Joint venture - equity method	(0.61%)
Others	0.01%		0.01%